UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23928

Investment Company Act file number

Catalyst/Perini Strategic Income Fund
(Exact name of registrant as specified in charter)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporate Trust Center
1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

(614) 469-3200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

Catalyst/Perini Strategic Income Fund (CSIOX)
(Formerly Catalyst Strategic Income Opportunities Fund)

Semi-Annual Report

March 31, 2025

Catalyst/Perini Strategic Income Fund
TABLE OF CONTENTS

Allocation of Portfolio Assets	1

Schedule of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

Additional Information	16

Catalyst/Perini Strategic Income Fund
Allocation of Portfolio Assets (a)
March 31, 2025 (Unaudited)

(a)	Percentages are based on total net assets of the Fund. Please refer to the Schedule of Investments in this semi-annual report for a listing of the Fund’s holdings.

Catalyst/Perini Strategic Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 37.2%	Par	Value
Bear Stearns Asset Backed Securities Trust
Series 2006-AC2, Class 22A1, 4.78% (1 mo. Term SOFR + 0.46%), 03/25/2036	$4,506,008	$509,179
Series 2006-AC2, Class 22A3, 4.78% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,344,023	490,875
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-6, Class M, 17.91%, 05/25/2034 (a)	119,292	199,814
Credit Suisse Mortgage Capital Certificates, Series 2006-5, Class 3A3, 6.50%, 06/25/2036	6,183,572	995,555
CSAB Mortgage-Backed Trust 2006-1, Series 2006-1, 7.05%, 06/25/2036	31,027,900	899,809
GSAA Home Equity Trust 2006-14, 4.99%, 09/25/2036	7,488,000	366,912
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B, 4.93% (1 mo. Term SOFR + 0.61%), 01/19/2038	981,020	1,594,158
Lehman Mortgage Trust, Series 2008-2, Class 1A7, 6.00%, 03/25/2038	945,525	224,562
Mastr Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.90%, 12/25/2046 (b)	28,796,146	1,051,059
Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class M1, 5.54%, 02/25/2035 (a)	2,781,195	2,155,426
Morgan Stanley Mortgage Loan Trust 2007-6XS
6.25%, 02/25/2047	2,825,000	153,962
6.66%, 02/25/2047	13,191,000	718,910
New Century Alternative Mortgage Loan Trust 2006-A, 4.61%, 10/25/2036	3,171,000	126,840
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A3, 4.91% (1 mo. Term SOFR + 0.59%), 02/25/2037	8,339,596	942,374
TBW Mortgage Backed Pass Through Certificates
Series 2007-2, Class A2B, 5.91%, 07/25/2037 (a)	1,963,000	94,224
Series 2007-2, Class A3B, 6.04%, 07/25/2037 (a)	1,525,000	73,200
Series 2007-2, Class A6B, 6.65%, 07/25/2037 (c)	3,295,120	158,166
TBW Mortgage-Backed Trust 2007-1, Series 2007-1, 6.89%, 03/25/2037	7,458,000	372,900
Washington Mutual Mortgage Pass-Through Certificat, Series Trust, 4.83% (TSFR1M + 51.45%), 02/25/2037	12,571,492	1,634,294
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,953,939)		12,762,219

ASSET-BACKED SECURITIES - 29.8%	Par	Value
American Home Mortgage Investment Trust 2007-A, 6.44%, 01/25/2037 (d)	7,461,756	1,581,892
Ameriquest Mortgage Securities, Inc. Asset-Backed Pa, Series 2005-R10, 6.61% (TSFR1M + 228.95%), 01/25/2036	1,659,304	2,389,398
CSMC Mortgage-Backed Trust 2007-1, Series 2007-1, 6.22%, 02/25/2037	10,415,000	656,145
CWABS Asset-Backed Certificates Trust 2006-9, Series 2006-9, 5.99%, 10/25/2046	196,304	261,085
Lehman XS Trust, Series 2007-2N, Class 3AX, 2.00%, 02/25/2037 (a)(b)	16,412,645	1,362,249
RASC Trust, Series 2007-KS3, Class M2S, 5.17% (1 mo. Term SOFR + 0.85%), 04/25/2037	484,441	1,080,303
Saxon Asset Securities Trust
Series 2004-3, Class ES, 0.30%, 12/26/2034 (b)(c)	21,572,445	243,769
Series 2005-1, Class ES, 0.30%, 05/25/2035 (b)(c)	22,306,933	260,991
Series 2005-2, Class ES, 0.30%, 10/25/2035 (b)(c)	26,590,431	305,790
Series 2005-3, Class ES, 0.30%, 11/25/2035 (b)(c)	37,814,068	457,550
Series 2006-1, Class ES, Zero Coupon, 03/25/2036 (b)(c)(e)	33,311,219	409,728
Series 2006-3, Class ES, Zero Coupon, 10/25/2046 (b)(c)(e)	94,510,538	1,247,539
TOTAL ASSET-BACKED SECURITIES (Cost $10,526,359)		10,256,439

MORTGAGE-BACKED SECURITIES - 22.9%	Par	Value
Banc of America Mortgage Securities, Inc., Series 2008-A, Class 1A7, 0.30%, 01/20/2038 (b)	21,385,619	250,212
Chase Mortgage Finance Corp., Series 2024-4, Class A3X, 0.50%, 03/25/2055 (a)(b)(d)	17,458,785	279,340
Countrywide Alternative Loan Trust
Series 2005-27, Class 1X1, 1.24%, 08/25/2035 (a)(b)	3,960,428	170,298
Series 2007-12T1, Class A17, 6.00%, 06/25/2037 (b)	605,832	212,041
Series 2007-22, Class 2A5, 6.50%, 09/25/2037 (b)	571,714	182,948
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 2X, 1.20%, 03/25/2036 (b)	3,657,171	142,630
JP Morgan Mortgage Trust
Series 2019-7, Class B1X, 1.25%, 02/25/2050 (a)(b)(d)	4,287,120	229,361
Series 2019-7, Class B2X, 1.00%, 02/25/2050 (a)(b)(d)	7,202,705	302,514
Series 2019-8, Class B1X, 1.25%, 03/25/2050 (a)(b)(d)	7,236,630	398,015
Series 2019-8, Class B2X, 1.00%, 03/25/2050 (a)(b)(d)	10,855,381	483,064
Series 2019-8, Class B3X, 0.75%, 03/25/2050 (a)(b)(d)	6,957,526	236,556
New Residential Mortgage Loan Trust, Series 2019-1A, Class X1, 0.10%, 09/25/2057 (b)(d)	28,403,120	142,016
RALI Trust
Series 2005-QO5, Class X, 1.69%, 01/25/2046 (a)(b)	4,387,786	351,023

Catalyst/Perini Strategic Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 22.9% (continued)	Par	Value
Series 2006-QO5, Class XC, 1.37%, 05/25/2046 (a)(b)	$23,443,740	$1,570,731
Series 2006-QO7, Class X1, 0.90%, 09/25/2046 (b)	17,552,492	737,205
Series 2006-QO9, Class AXP, 0.25%, 12/25/2046 (b)(c)	34,250,111	363,051
Series 2007-QS3, Class AV, 0.36%, 02/25/2037 (a)(b)	19,278,537	271,827
Residential Asset Securitization Trust, Series 2007-A9, Class AX, 7.00%, 09/25/2037 (a)(b)	2,025,151	536,665
Structured Asset Mortgage Investments, Inc., Series 2006-AR8, Class X, 0.40%, 10/25/2036 (b)	50,196,004	863,371
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR8, Class 3X2, 0.50%, 10/25/2046 (b)	7,046,974	140,939
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,807,738)		7,863,807

PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS – 7.3%	Par	Value
FV Redlands, LLC, 14.00%, 01/01/2026	2,000,000	2,000,000
FV Truck Stops 2, LLC, 14.00%, 01/01/2026	500,000	500,000
TOTAL PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS (Cost $2,500,000)		2,500,000

SHORT-TERM INVESTMENTS - 1.8%		Value
Money Market Funds - 1.8%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (f)	607,229	607,229
TOTAL SHORT-TERM INVESTMENTS (Cost $607,229)		607,229

TOTAL INVESTMENTS - 99.0% (Cost $34,395,265)		33,989,694
Other Assets in Excess of Liabilities - 1.0%		332,727
TOTAL NET ASSETS - 100.0%		$34,322,421

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

SOFR - Secured Overnight Financing Rate

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(b)	Interest only security.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.

(d)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $3,652,758 or 10.6% of the Fund’s net assets.

(e)	Zero coupon bonds make no periodic interest payments.

(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

Assets
Investments, at fair value (cost $34,395,265)	$33,989,694
Interest receivable	486,189
Receivable for fund shares sold	7,248
Prepaid expenses and other assets	3,253
Total assets	34,486,384

Liabilities
Payable to custodian	99,238
Payable to adviser	6,392
Payable for expenses and other liabilities	58,333
Total liabilities	163,963

Commitments and Contingent Liabilities (Note 7)
Net assets	$34,322,421

Net Assets
Paid-in capital (unlimited shares authorized $0.001 par value)	$34,607,695
Accumulated deficit	(285,274)
Net assets	$34,322,421

Net asset value, price per share (3,460,991 shares)	$9.92

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statement of Operations
Six Months Ended March 31, 2025 (Unaudited)

Investment income
Interest income	$2,138,892
Total investment income	2,138,892

Expenses
Investment advisory fees	247,141
Fund administration and accounting fees	68,902
Professional fees	51,931
Trustees’ fees	32,320
Registration fees	30,014
Transfer agent fees	21,503
Legal administration/management services fees Shareholder	15,733
reporting expense	7,128
Compliance officer fees	4,285
Custodian fees	2,395
Other expenses	24,484
Total expenses	505,836

Expense limitation	(177,961)
Net expenses	327,875
Net investment income	1,811,017

Realized and unrealized gains (losses)
Net realized gain/(loss) on:
Investments	15,429
Net realized gains	15,429
Net change in unrealized appreciation (depreciation) of:
Investments	(384,617)
Net change in unrealized depreciation	(384,617)
Net realized and unrealized losses	(369,188)
Net increase in net assets resulting from operations	$1,441,829

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statements of Changes in Net Assets

		For the Period from
	Six Months Ended	Commencement of
	March 31, 2025	Operations to
	(Unaudited)	September 30, 2024*

Increase (decrease) in net assets resulting from operations
Net investment income	$1,811,017	$363,701
Net realized gain/(loss)	15,429	(45,508)
Net change in unrealized appreciation (depreciation)	(384,617)	(19,018)
Net increase (decrease) in net assets resulting from operations	1,441,829	299,175

Distributions to shareholders
Net investment income	(1,662,480)	(371,101)
Total distributions to shareholders	(1,662,480)	(371,101)

Shareholder transactions - (Note 9)
Subscriptions	9,328,219	25,566,095
Shares issued in reinvestment of distributions	5,032	1,461
Shares redeemed	(385,809)	—
Increase from shareholder transactions	8,947,442	25,567,556
Net increase (decrease) in net assets	8,726,791	25,495,630
Net assets
Beginning of period	25,595,630	100,000
End of period	$34,322,421	$25,595,630

*	The date of commencement of operations was August 2, 2024.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Financial Highlights

			For the period from
	Six Months Ended		Commencement of
	March 31, 2025		Operations to
	(Unaudited)		September 30, 2025*
Per share operating performance
Net asset value, beginning of period	$9.97		$10.00
Activity from investment operations:
Net investment income/(loss)(1)	0.55		0.14
Net realized and unrealized gain/(loss)	(0.09)		(0.02)
Total from investment operations	0.46		0.12
Distributions from:
Net investment income	(0.51)		(0.15)
Total distributions	(0.51)		(0.15)
Net asset value, end of period	$9.92		$9.97
Total return	5.66	% (2)	1.16	% (2)
Ratios to average net assets
Expenses, before reimbursement	3.07	% (3)	4.69	% (3)
Expenses	1.99	% (3)	1.99	% (3)
Net investment income, before reimbursement	9.91	% (3)	6.44	% (3)
Net investment income	10.99	% (3)	9.15	% (3)
Supplemental data
Net assets, end of period (000’s)	$34,321		$25,596
Portfolio turnover rate	15	% (2)	10	% (2)

*	The date of commencement of operations was August 2, 2024.

(1)	Per share calculations were performed using average shares.

(2)	Not annualized

(3)	Annualized

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements
March 31, 2025 (Unaudited)

1.	Organization

Catalyst/Perini Strategic Income Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust (“Trust”) on November 28, 2023. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund’s investment objective is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in domestic asset-backed fixed income securities, including agency and non-agency residential and commercial mortgage-backed securities; collateralized mortgage obligations; stripped mortgage-backed securities; and securities backed by automobiles, aircraft, credit card receivables and businesses. The Fund expects that, under normal market conditions, a significant portion of its assets will be invested in non-agency residential mortgage-backed securities. The Fund may also invest in money-market funds and other cash equivalents.

Catalyst Capital Advisors LLC (the “Advisor”), a New York limited liability company, serves as the Fund’s investment advisor. The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Perini Capital, LLC, a New Mexico limited liability company, serves as the Fund’s investment sub-advisor (the “Sub-Advisor”). Under the general oversight by the Fund’s Board of Trustees (the “Board”) and supervision by the Advisor, the Sub-Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Both the Advisor and Sub-Advisor are registered as investment advisors under the Investment Advisers Act of 1940, as amended.

The Board is responsible for overseeing the management and operations of the Fund on behalf of the Fund’s shareholders. The Board is comprised of three independent trustees. Among other things, the Trustees adopt the investment and other policies of the Fund, appoint officers to manage the Fund’s day-to-day operations, select the Fund’s investment advisors and other service providers and approve their fees, provide ongoing oversight of the performance of the Fund and its service providers, and oversee conflicts of interest as well as the Fund’s compliance program.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08, for the purpose of financial reporting. The Fund’s financial statements are stated in U.S. dollars. Initial organizational and offering expenses were paid for by the Sub-Advisor and are not subject to recoupment.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Use of Estimates – The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents – Cash and cash equivalents consist of cash held on deposit and short -term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of March 31, 2025 the Fund held short-term cash equivalents.

Distribution of Income and Gains – The Fund declares and makes distributions of investment company taxable income after payment of the Fund’s operating expenses monthly and net capital gains annually. Distributions from net realized gains for book purposes may include short -term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Investment Transactions, Income Recognition and Expenses – Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

3.	Portfolio Valuation and Fair Value Measurements

The Board has adopted Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund values its investments to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has named the Advisor its valuation designee, and the Advisor is responsible for fair valuing securities and assets without readily available market quotations as determined in good faith.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$—	$11,711,159	$—	$11,711,159
Asset-Backed Securities	—	10,256,439	—	10,256,439
Mortgage-Backed Securities	—	8,914,867	—	8,914,867
Private Senior Secured Commercial Real Estate Loans	—	2,500,000	—	2,500,000
Money Market Funds	607,229	—	—	607,229
Total Investments	$607,229	$33,382,465	$—	$33,989,694

4.	Management Fee, Related Party Transactions and Other

The Fund has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Advisor. Under the terms of the Investment Advisory Agreement, the Fund compensates the Advisor for its services at the annual rate of 1.50% of the Fund’s average daily net assets, payable on a monthly basis in arrears. The Sub-Advisor is paid by the Advisor, not the Fund. For the fiscal six-month period ended March 31, 2025, the Fund incurred management fees of $247,141 excluding fee waivers.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Pursuant to the Expense Limitation Agreement between the Fund and the Advisor, the Advisor has agreed to waive its fees and/or pay Fund expenses to the extent necessary to limit the annual Fund operating expenses and ordinary operating expenses such as advisory fees (including organizational and offering expenses), but excluding (i) acquired fund fees and expenses; (ii) distribution fees; (iii) brokerage commissions and trading costs; (iv) interest (including borrowing costs and overdraft charges); and (v) extraordinary expenses, such as regulatory inquiry and litigation expenses), to the extent that such Fund annual Operating Expenses exceed 1.99% of the Fund’s average daily net assets. The Expense Limitation Agreement will remain in effect until at least January 31, 2026, unless and until the Board approves its modification or termination. After the initial term, the Expense Limitation Agreement may by renewed at the Advisor’s and Board’s discretion. The Expense Limitation Agreement may be terminated only with the approval of the Board. In consideration of the Advisor’s agreement to limit the annual Fund operating expenses, the Expense Limitation Agreement also provides that the Advisor may recoup from the Fund any fees waived and/or expenses paid pursuant to the agreement, except for organizational and offering expenses, for a period of up to three years from the date of the waiver and/or expense payment, provided such recoupment does not cause the annual Fund Operating Expenses to exceed the expense limit in effect when the fees were waived or expenses paid, or the expense limit in effect at the time of the recoupment. The Advisor’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

	Amount Waived or
	Expenses		Amount Subject to
Fiscal Year	Reimbursed by the		Potential
Incurred	Advisor	Amount Recouped	Reimbursement	Expiration Date
September 30, 2024	$107,421	$—	$107,421	September 30, 2027
September 30, 2025	$177,961	$—	$177,961	September 30, 2028

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund’s portfolio.

Pursuant to the Management Services Agreement between the Fund and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Fund with various management and legal administrative services (the “Management Services Agreement”). For these services, the Fund pays MFund an annual fee of $5,000 plus an annual asset-based fee in accordance with the following schedule: 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion and above. In addition, the Fund reimburses MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. These amounts are recorded within Legal administration/management services fees in the Statement of Operations.

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, an affiliate of the Advisor, provides chief compliance officer services to the Fund. For these services, the Fund pays MFund $1,200 per month; $400 for each adviser and each sub-adviser; and .0025% of the assets of the Fund. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These amounts are recorded within Compliance officer fees in the Statement of Operations.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a best effort basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at net asset value (“NAV”). The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415 under the Securities Act of 1933, the Fund intends to offer to sell its shares, on a continual basis, through the Distributor.

5.	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

At September 30, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$26,219,721
Total tax cost of portfolio	$26,219,721
Gross unrealized appreciation	164,248
Gross unrealized depreciation	(183,266)
Net unrealized appreciation / (depreciation)	(19,018)
Other accumulated losses	(45,605)
Other temporary differences	—
Total accumulated deficit	$(64,623)

At September 30, 2024, the Fund had short-term capital loss carryforwards that will not expire of $45,605.

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of the distributions paid during the fiscal year ended September 30, 2024 were as follows:

	Ordinary Income	Total
September 30, 2024*	$371,101	$371,101

*	The final tax character of any distribution declared during 2024 was determined in January 2025 and reported to shareholders on IRS form 1099-DIV in accordance with federal income tax regulations.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the fiscal year ended September 30, 2024, the Fund made the following permanent book to tax reclassification primarily related to excise tax:

Accumulated
Earnings/(Deficit)	Paid in Capital
$7,303	$(7,303)

6.	Investment Transactions

For the six months ended March 31, 2025, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $11,944,750 and $4,473,706 (excluding short-term securities), respectively.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

7.	Commitments and Contingencies

The Trust indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representation and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

8.	Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Residential and Commercial Mortgage-Backed, and Asset-Backed Securities Risk - Because the Fund

concentrates its investment in mortgage-related securities, the Fund is subject to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Fixed Income Securities Risk – When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.

Prepayment Risk – In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment, but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment.

Valuation Risk – Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board.

Non-Diversification Risk – The Fund is classified as a “non -diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Liquidity Risk – There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Marketplace Loans may not have a secondary market and may be difficult to sell.

Repurchase Policy Risks – Quarterly repurchases by the Fund of its shares typically are funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser or Sub-Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

9.	Repurchase Offers

As noted above, the Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% and no more than 25% of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below), or the next business day if the 14th is not a business day (each such pricing date, a “Repurchase Pricing Date”) . Repurchases are recorded on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

During the fiscal six month period ended March 31, 2025, the Fund completed two quarterly repurchase offers. In the offers that commenced on December 12, 2024 and March 12, 2025 the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of these repurchase offers are as follows:

	Percentage of
	Outstanding					Percentage of
Repurchase	Shares the Fund		Pricing		Number of	Outstanding
Request	offered to	Repurchase	Date	Amount	Shares	Shares
Deadline	Repurchase	Pricing Date	NAV	Repurchased	Repurchased	Repurchased
12/12/2024	5%	12/12/2024	$10.15	$342,696	33,763	1.00%
3/12/2025	5%	3/12/2025	$10.03	$43,113	4,298	0.12%

If shareholders tender for repurchase more shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to), increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. Transactions to the Fund’s shares were as follows:

			For the Period from
	Six Months Ended		Commencement of Operations
	March 31, 2025		to September 30, 2024*
	Shares	Amount	Shares	Amount
Shares Sold	931,958	$9,328,219	2,566,443	$25,666,095
Reinvested Dividends	504	5,032	147	1,461
Shares Redeemed	(38,061)	(385,809)	—	—

Net Increase in Net Assets	894,401	$8,947,442	2,566,590	$25,667,556

*	The date of commencement of operations was August 2, 2024.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

10.	Name Change

Effective on March 31, 2025, the Fund’s name was changed from Catalyst Strategic Income Opportunities Fund to Catalyst/Perini Strategic Income Fund. The investment objective and principal investment strategies of the Fund have not changed.

11.	Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to disclose in the financial statements.

Catalyst/Perini Strategic Income Fund
Additional Information
March 31, 2025 (Unaudited)

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the Security and

Exchange Commission (“SEC”) web site at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30, are available to shareholders without charge, upon request by calling the Advisor toll free at 1-800-991-3319, on the Fund’s website at https://catalystmf.com/funds/catalyst-perini-strategic-income-fund/, or on the SEC’s web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the pervious Form N-CSR filing.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(c)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(d)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catalyst/Perini Strategic Income Fund

By	/s/ Michael Schoonover
Michael Schoonover, President
Principal Executive Officer

Date	6/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover, President
Principal Executive Officer

Date	6/3/2025

By	/s/ Thomas Hamel
Thomas Hamel, Treasurer
Principal Financial Officer

Date	6/5/2025